Financial instruments by category	12 Months Ended
Jun. 30, 2023
Financial instruments by category
16. Financial instruments by category

16. Financial instruments by category

The following note presents the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statement of Financial Position, as appropriate. Since the line items “Trade and other receivables” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation.

In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors which market players would consider in their pricing.

The Group’s Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer ("CFO"). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group’s policy, transfers among the several categories of valuation are recognized when occurred, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2023 are as follows:

	Financial assets at	Financial assets at fair value through profit or loss		Subtotal financial	Non-financial
	amortized cost	Level 1	Level 2	assets	assets	Total
June 30, 2023
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	73,864	14,850	-	88,714	24,329	113,043
Investment in financial assets:
- Public companies’ securities	-	5,046	-	5,046	-	5,046
- Bonds	-	13,034	767	13,801	-	13,801
- Mutual funds	-	25,035	-	25,035	-	25,035
- Others	695	1,309	-	2,004	-	2,004
Derivative financial instruments:
- Commodities options contracts	-	209	-	209	-	209
- Commodities futures contracts	-	2,062	-	2,062	-	2,062
- Foreign-currency options contracts	-	276	-	276	-	276
- Foreign-currency future contracts	-	1,773	-	1,773	-	1,773
- Swaps	-	-	279	279	-	279
- Others	-	1,955	-	1,955	-	1,955
Restricted assets (i)	1,202	-	-	1,202	-	1,202
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	9,265	-	-	9,265	-	9,265
- Short-term investments	-	29,671	-	29,671	-	29,671
Total assets	85,026	95,220	1,046	181,292	24,329	205,621

	Financial liabilities at	Financial liabilities at fair value through profit or loss		Subtotal financial	Non-financial
	amortized cost	Level 1	Level 2	liabilities	liabilities	Total
June 30, 2023
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	57,278	-	-	57,278	30,910	88,188
Borrowings (Note 22)	262,052	-	-	262,052	-	262,052
Derivative financial instruments:
- Commodities options contracts	-	810	-	810	-	810
- Commodities futures contracts	15	335	-	350	-	350
- Foreign-currency options contracts	-	-	-	-	-	-
- Foreign-currency future contracts	-	126	-	126	-	126
- Swaps	-	6	-	6	-	6
Total liabilities	319,345	1,277	-	320,622	30,910	351,532

Financial assets and financial liabilities as of June 30, 2022 were as follows

	Financial assets at	Financial assets at fair value through profit or loss		Subtotal	Non-financial
	amortized cost	Level 1	Level 2	financial assets	assets	Total
June 30, 2022
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	73,533	9,408	-	82,941	22,985	105,926
Investment in financial assets:
- Public companies’ securities	-	3,333	-	3,333	-	3,333
- Bonds	-	3,814	-	3,814	-	3,814
- Mutual funds	-	34,769	-	34,769	-	34,769
- Others	245	830	-	1,075	-	1,075
Derivative financial instruments:
- Commodities options contracts	-	655	-	655	-	655
- Commodities futures contracts	-	4,801	-	4,801	-	4,801
- Foreign-currency options contracts	-	151	-	151	-	151
- Foreign-currency future contracts	-	569	-	569	-	569
Restricted assets (i)	1,005	-	-	1,005	-	1,005
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	39,369	-	-	39,369	-	39,369
- Short-term investments	-	35,892	-	35,892	-	35,892
Total assets	114,152	94,222	-	208,374	22,985	231,359

	Financial liabilities at	Financial liabilities at fair value through profit or loss		Subtotal financial	Non-financial
	amortized cost	Level 1	Level 2	liabilities	liabilities	Total
June 30, 2022
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	53,578	-	-	53,578	22,996	76,574
Borrowings (Note 22)	304,897	-	-	304,897	-	304,897
Derivative financial instruments:
- Commodities options contracts	-	382	222	604	-	604
- Commodities futures contracts	6	1,037	-	1,043	-	1,043
- Foreign-currency options contracts	-	351	-	351	-	351
- Foreign-currency future contracts	-	300	-	300	-	300
- Swaps	-	84	34	118	-	118
Total liabilities	358,481	2,154	256	360,891	22,996	383,887

(i)	Corresponds to deposits in guarantee and escrows.

The following are details of the book value of financial instruments recognized, which were offset in the statement of financial position:

	06.30.2023			06.30.2022
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	90,761	(2,047)	88,714	90,062	(7,121)	82,941
Financial liabilities
Trade and other payables	59,325	(2,047)	57,278	60,699	(7,121)	53,578

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2023
Interest income	2,199	-	2,199
Interest and allowances generated by operating assets	(1,472)	-	(1,472)
Interest expenses	(20,991)	-	(20,991)
Lease liabilities interest	(651)	-	(651)
Foreign exchange, net	20,075	-	20,075
Fair value gain on financial assets at fair value through profit or gain	-	8,668	8,668
Gain from repurchase of Non-convertible Notes	3,516	-	3,516
Gain on financial instruments derived from commodities	-	909	909
Gain from derivative financial instruments, net	-	2,960	2,960
Other financial costs	(3,336)	-	(3,336)
Net result (i)	(660)	12,537	11,877

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2022
Interest income	2,773	-	2,773
Interest and allowances generated by operating assets	3,081	-	3,081
Interest expenses	(29,696)	-	(29,696)
Lease liabilities interest	(630)	-	(630)
Foreign exchange, net	63,486	-	63,486
Dividends income	4	-	4
Fair value gain on financial assets at fair value through profit or gain	-	12,732	12,732
Gain from repurchase of Non-convertible Notes	3,139	-	3,139
Loss on financial instruments derived from commodities	-	(5,083)	(5,083)
Loss from derivative financial instruments, net	-	(3,104)	(3,104)
Other financial costs	(2,303)	-	(2,303)
Net result (i)	39,854	4,545	44,399

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2021
Interest income	2,318	-	2,318
Interest and allowances generated by operating assets	10,906	-	10,906
Interest expenses	(49,316)	-	(49,316)
Lease liabilities interest	(908)	-	(908)
Foreign exchange, net	37,063	-	37,063
Dividends income	4	-	4
Fair value gain on financial assets at fair value through profit or gain	-	35,663	35,663
Loss from repurchase of Non-convertible Notes	(88)	-	(88)
Loss on financial instruments derived from commodities	-	(16,089)	(16,089)
Loss from derivative financial instruments, net	-	(1,686)	(1,686)
Other financial costs	(4,790)	-	(4,790)
Net result (i)	(4,811)	17,888	13,077

(i)  Included within “Financial results, net” in the Statement of income and Other Comprehensive Income, with the exception of Interest and discount generated by operating assets, which are included in ”Other operating results, net”.

The following table presents the changes in Level 3 financial instruments as of June 30, 2022 and 2021:

	Investments in financial assets - Others	Total
Balance as of June 30, 2021	170	170
Currency translation adjustment	(17)	(17)
Deconsolidation	(207)	(207)
Gains recognized in the year (i)	54	54
Balance as of June 30, 2022 (ii)	-	-

(i)	Included within “Financial results, net” in the Statement of income and Other Comprehensive Income.

(ii)	During the year ended June 30, 2023 there were no changes in Level 3 financial instruments.

During the fiscal year ended June 30, 2023 and 2022, there were no transfers between levels. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Derivative financial instruments - Swaps and Commodities options contracts	Theoretical price	Underlying asset price and volatility	Level 2	-

As of June 30, 2023, there have been no changes to the economic or business circumstances affecting the fair value of the financial assets and liabilities of the group that were not considered in the fair value estimation.